Derivative Financial Instruments - Disclosure of Derivative Financial Assets and Liabilities Subject to Offsetting Arrangements (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of derivative financial asset and liabilities offsetting arrangements [line items]
Gross derivative assets	£ 140	£ 171
Gross derivative liabilities	(140)	(264)
Net derivative assets/ liabilities		(93)
Asset position [member]
Disclosure of derivative financial asset and liabilities offsetting arrangements [line items]
Gross Derivative assets	103	30
Gross derivative liabilities	(78)	(11)
Net derivative assets/ liabilities	25	19
Counterparties in a liability position [member]
Disclosure of derivative financial asset and liabilities offsetting arrangements [line items]
Gross derivative assets	37	141
Gross derivative liabilities	(62)	(253)
Net derivative assets/ liabilities	£ (25)	£ (112)